Intangible assets - other details (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 09, 2013	Oct. 09, 2012	Dec. 31, 2012	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of remaining shares to be issued included in obligation to issue shares				$ 24,746	$ 24,746
Licenses | Licensor
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total amount paid for license	$ 40,000
Expiration term from date of first commercial sales of product (in years)	10 years
Royalties paid				0
Licenses | Dr. Richard Johnson and Dr. Takahiko Nakagawa (the "Vendors")
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accrued royalties				$ 0
Expiration year			10 years
Licenses | University of Florida Research Foundation, Inc. ("UFRF")
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Royalty amount received				5.00%
Expiration term from date of first commercial sales of product (in years)				10 years
Net sale product				1.50%
Receipt of regulatory				$ 100,000
Issuance to UFRF, shares of common stock		180,397		160,783	160,783
Milestone payment				$ 500,000
Annual license fee				1,000
Royalties paid				0
Licensor Royalties, Annual Maximum Royalty Payment				100,000,000
Number of remaining shares to be issued included in obligation to issue shares				24,746
Royalties paid to UFRF				$ 0